Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Aggregate amount	¥ 158,755	¥ 142,553
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 90	¥ 75
Aggregate amount	¥ 126,950	¥ 105,752